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                                                         OMB APPROVAL
                     UNITED STATES            ----------------------------------
           SECURITIES AND EXCHANGE COMMISSION    OMB Number:       3235-0456
                 Washington, D.C. 20549          Expires:    August 31, 2000
                                                  Estimated average burden
APPENDIX I                                       hours per response ...... 1
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                     FORM 24F-2
            Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                                       BB&T  FUNDS
                                       3435 STELZER ROAD
                                       COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Prime Money Market Fund, U.S. Treasury Money Market, Short U.S. Government Income Fund, Small Company Growth Fund, Intermediate U.S. Government Bond Fund, Intermediate Corporate Bond Fund, North Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, Large Company Value Fund, Balanced Fund, Large Company Growth Fund, International Equity Fund, Capital Manager Conservative Growth Fund, Capital Manager Moderate Growth Fund, Capital Manager Growth Fund, South Carolina Intermediate Tax-Free Fund, Mid Cap Value Fund, West Virginia Intermediate Tax-Free Fund, Mid Cap Growth Fund, Capital Manager Aggressive Growth Fund
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3. Investment Company Act File Number:            811-6719

    Securities Act File Number:                   33-49098
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4(a). Last day of the fiscal year for which this notice is filed:

                               SEPTEMBER 30, 2002
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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.
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4(c). [_] Check box if this is the last time the issuer will be filing this
Form.
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5.    Calculation of registration fee:

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
   (i)    Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                                              $3,949,180,087
                                                                                            ----------------

   (ii)   Aggregate price of securities redeemed or repurchased
          during the fiscal year:                                          $3,035,206,193
                                                                         ----------------
   (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11, 1995 that were not previously used to reduce
          registration fees payable to the Commission.                                 $0
                                                                        ----------------
    (iv)   Total available redemption credits [Add items 5(ii)
          and 5(iii)]:                                                                  -     $3,035,206,193
                                                                                            ----------------
   (v)    Net Sales - If item 5(i) is greater than item 5(iv)
          [subtract Item 5(iv) from Item 5(i) ]                                                 $913,973,894
                                                                                            ----------------
   (vi)   Redemption credits available for use in future years -  if
          Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from
          Item 5(i)]:                                                                  $0
                                                                        ----------------
    vii)  Multiplier for determining registration fee  (See
          Instruction C.9):                                                                         0.000092
                                                                                            ----------------
   (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
          (enter "0" if no fee is due):                                                 =         $84,085.60
                                                                                            ----------------
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6. Prepaid shares
     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule
     24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.
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7.  Interest due.-- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                                                          $0
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8.  Total of amount of the registration fee due plus any interest due [ Line
    5(viii) plus line 7].
                                                                                                  $84,085.60
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9.  Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

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Method of Delivery:

                        [X]  Wire Transfer
                        [_]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ TROY SHEETS
                                 -----------------------------------------------
                                  Troy Sheets, Treasurer
                                 -----------------------------------------------

Date 12/24/02

* Please print the name and title of the signing officer below the signature.